Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Income And Expenses 1 [abstract]
Finance income	$ 39	$ 49
Gains on sale of investments	16	23
Foreign exchange loss	(23)	(68)
Other	(17)	(17)
Other income (expense), net	$ 15	$ (13)